Registration No. 333-272291

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.  ☐

POST-EFFECTIVE AMENDMENT NO. 8 ☒

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Insurance Company)

10 Hudson Yards, New York, New York 10001

(Address of Insurance Company’s Principal Executive Offices)

212-598-8714

(Insurance Company’s Telephone Number, including Area Code)

Patrick D. Ivkovich, Senior Counsel The Guardian Insurance & Annuity Company, Inc. 10 Hudson Yards New York, New York 10001 212-598-8714 (Name and Address of Agent for Service)	Copy to: Dodie C. Kent, Esq. Eversheds Sutherland (US) LLP 1114 Avenue of the Americas, 40th Floor New York, NY 10036-7703

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 3, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act

☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

This Post-Effective Amendment No. 8 incorporates by reference the information contained in the Prospectus and Statement of Additional Information of Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (Reg. No. 333-272291), filed on April 30, 2025

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution – Not Applicable

(b)	Custodian Agreements – Not Applicable

(c)	Underwriting Agreement – Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (Reg. No. 333-153840), filed on April 27, 2015.

(d)(1)	Form of Single Premium Deferred Registered Index-Linked Annuity Contract – Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (Reg. No. 333-272291), filed on February 2, 2024.

(d)(2)	Form of Point-to-Point with Buffer Protection Index Strategy Rider – Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (Reg. No. 333-272291), filed on February 2, 2024.

(d)(3)	Form of Point-to-Point with Floor Protection Index Strategy Rider – Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (Reg. No. 333-272291), filed on February 2, 2024.

(d)(4)	Form of Fixed Rate Strategy Rider – Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (Reg. No. 333-272291), filed on February 2, 2024.

(d)(5)	Form of Return of Premium Death Benefit Rider – Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (Reg. No. 333-272291), filed on February 2, 2024.

(d)(6)	Form of Waiver of Surrender Charge for Terminal Illness and Nursing Care Rider – Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (Reg. No. 333-272291), filed on February 2, 2024.

(e)	Form of Application for Single Premium Deferred Registered Index-Linked Annuity Contract – Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (Reg. No. 333-272291), filed on February 2, 2024.

(f)(1)	Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. – Incorporated herein by reference to the Registration Statement on Form N-4, Reg. No. 333-187762, Accession Number: 0001193125 13-143901, filed on April 4, 2013.

(f)(2)	By-Laws of The Guardian Insurance & Annuity Company, Inc. – Incorporated herein by reference to the Registration Statement on Form N-4 (Reg. No. 333-187762), Accession Number: 0001193125 13-143901, filed on April 4, 2013.

(g)	Reinsurance Contracts – Not Applicable

(h)	Participation Agreements – Not Applicable

(i)	Administrative Contracts – Not Applicable

(j)	Other Material Contracts – Not Applicable

(k)	Opinion re Legality – Incorporated herein by reference to the Registration Statement on Form N-4 (Reg. No. 333-272291), Accession Number: 0001193125-24-283083, filed on December 20, 2024.

(l)	Consent of Independent Public Accounting Firm – Filed herein

(m)	Omitted Financial Statements – Not Applicable

(n)	Initial Capital Agreements – Not Applicable

(o)	Form of Initial Summary Prospectus – Incorporated herein by reference to the Registration Statement on Form N-4 (Reg. No. 333-272291), Accession Number: 0001193125-24-283083, filed on December 20, 2024.

(p)

Powers of Attorney –

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (Reg. No. 333-272291), filed on February  2, 2024.

(2) Power of attorney executed by Jeffrey Turcotte – Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (Reg. No. 333-272291), filed on April 30, 2025.

(3) Power of attorney executed by Keith Namiot and Andrew Gordon – Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (Reg. No. 333-272291), filed on August 27, 2025.

(q)	Letter Regarding Change in Certifying Accountant – Not Applicable

(r)	Historical Current Limits on Index Gains – Incorporated herein by reference to Pre-Effective Amendment No. 5 to the Registration Statement on Form N-4 (Reg. No. 333-272291), filed on April 30, 2025.

Item 28.	Directors and Officers of the Insurance Company

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”).

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

DIRECTOR & OFFICER ROSTER

Name and Principal Business Address:	Positions and Offices with Depositor

Keith Namiot 10 Hudson Yards, New York, NY 10001	Director and President

Andrew Gordon 10 Hudson Yards, New York, NY 10001	Director

Kevin Molloy 10 Hudson Yards, New York, NY 10001	Director

Jeffrey Turcotte 10 Hudson Yards, New York, NY 10001	Director and Chief Actuary

Nicholas Liolis 10 Hudson Yards, New York, NY 10001	Chief Investment Officer

Maurice Gordon 10 Hudson Yards, New York, NY 10001	Senior Managing Director, Head of Private Equity

Kermitt Brooks 10 Hudson Yards, New York, NY 10001	Chief Legal Officer

Harris Oliner 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Corporate Secretary

Mark Tynkov 10 Hudson Yards, New York, NY 10001	Illustration Actuary

Carl Desrochers 700 South Street, Pittsfield, MA 01201	Head of IM Finance and Actuarial

Robert J. Crimmins 10 Hudson Yards, New York, NY 10001	Managing Director, Fixed Income Strategy

John Gargana 10 Hudson Yards, New York, NY 10001	Managing Director, Head of Structured Products & Fixed Income Trading

Name and Principal Business Address:	Positions and Offices with Depositor

Chi M. Kwok 10 Hudson Yards, New York, NY 10001	Managing Director, Actuary, Asset Liability Management

David Padulo 10 Hudson Yards, New York, NY 10001	Managing Director, Co-Head Investment Grade Corporates

Cheng Wang 10 Hudson Yards, New York, NY 10001	Managing Director, Private Equity

Peter O’Brien 10 Hudson Yards, New York, NY 10001	Managing Director, Chief Administration Officer

Jeff Butscher 6255 Sterner’s Way, Bethlehem, PA 18017	Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer

Stuart Carlisle 10 Hudson Yards, New York, NY 10001	Head of Product Fund Management

Kimberly Delaney Geissel 6255 Sterner’s Way, Bethlehem, PA 18017	Strategic Initiatives Executive

Debra Udicious 10 Hudson Yards, New York, NY 10001	Corporate Treasurer

Andrew Baj 10 Hudson Yards, New York, NY 10001	Derivatives Officer

Larry Weiss 10 Hudson Yards, New York, NY 10001	Head of Asset Management Accounting & Mutual Fund Treasurer

Nahulan Ethirveerasingam 10 Hudson Yards, New York, NY 10001	Head of Annuity Product Management

Alex D. Borress 101 Crawfords Corner Rd. Holmdel, NJ 07733	Senior Lead Actuary, Head of Life & Annuity Pricing

Mordechai Shapiro 10 Hudson Yards, New York, NY 10001	Senior Director, Actuary, Asset & Liability Management

Demetrios Tsaparas 10 Hudson Yards, New York, NY 10001	Senior Director, Structured Products

Martin Vernon 10 Hudson Yards, New York, NY 10001	Managing Director, Co-Head Investment Grade Corporates

Shawn P. McGrath 700 South Street, Pittsfield, MA 01201	Individual Markets Controller

Christian Mele 6255 Sterner’s Way, Bethlehem, PA 18017	Head of GIAC Annuity & New Business Operations

Mariana Slepovitch 10 Hudson Yards, New York, NY 10001	Senior Actuary, Corporate

Tyla Reynolds 10 Hudson Yards, New York, NY 10001	Assistant General Counsel, Assistant Corporate Secretary

Lisa DiMario 10 Hudson Yards, New York, NY 10001	Assistant Treasurer

Brian Hagan 10 Hudson Yards, New York, NY 10001	Anti-Money Laundering Officer

John J. Monahan 6255 Sterner’s Way, Bethlehem, PA 18017	Senior Compliance Lead, Individual Markets

Item 29.	Persons Controlled by or under Common Control with the Insurance Company

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the insurance company Registrant. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Page 2

First Commonwealth, Inc. (Delaware Corp.) (100% GLIC owned)
First Commonwealth Insurance Company (Illinois Corp.) (100% GLIC owned)
Guardian India Operations Private Limited (India Corp) (100% GLIC owned)
First Commonwealth of Illinois, Inc. (Illinois Corp.) (100% GLIC owned)
First Commonwealth Limited Health Services Corporation (Illinois Corp.) (100% GLIC owned)
First Commonwealth of Missouri, Inc. (Missouri Corp.) (100% GLIC owned)
First Commonwealth Limited Health Services Corporation of Michigan (Michigan Corp.) (100% GLIC owned)
Managed DentalGuard, Inc. (Ohio Corp.) (100% GLIC owned)
Avatar Holdco 1, Inc.* (Delaware Corp.) (100% GLIC owned)
Avatar Holdings, LLC* (Delaware Corp.) (~88% GLIC owned)
Avēsis, LLC* ** (1) (Delaware Corp.)
Avēsis Third Party Administrators, LLC* ** (1) (Arizona Corp.)
Avatar Holdco 2, Inc.* (1) (Delaware Corp.)
Avēsis Insurance Incorporated* (1) (Arizona Corp.)
Avēsis Dental IPA, LLC* (1) (New York)
Avēsis Eye Care IPA, LLC* (1) (New York)
Avēsis of New York, Inc.* (1) (New York Corp.)
Premier Access Insurance Company* (1) (California Corp.)
Premier Group, Inc.* (1) (California Corp.)
Access Dental Plan* (1) (California Corp.)
Access Dental Plan of Nevada, Inc.* (1) (Nevada Corp.)
Access Dental Plan of Utah, Inc.* (1) (Utah Corp)
Avēsis of Florida, Inc.* (1) (Florida Corp.)

* Avēsis/Premier organization was restructured in connection with a transaction with Cressey & Company, effective October 1, 2021.

** As part of the Cressey transaction, on October 1, 2021, Avēsis Incorporated changed its name to Avēsis, LLC and Avēsis Third Party Administrators, Inc. changed its name to Avēsis Third Party Administrators, LLC.

(1) Indicated entity is a directly or indirectly wholly owned subsidiary of Avatar Holdings, LLC and thereby GLIC has an indirect 88% ownership interest therein through Avatar Holdings, LLC.

Page 3(1)

The Guardian Life Insurance Company of America
(New York Mutual Life Insurer)
Guardian Shores, LLC (Delaware LLC) (100% GLIC owned)
Shores, LLC (Delaware LLC) (50% GLIC owned)
REIGL Chambersburg LLC (Delaware LLC) (100% GLIC owned)
REIGL EREG Chambersburg LLC (Delaware LLC) (90% GLIC owned)
Hanover Goodyear LLC* (Delaware LLC) (100% GLIC owned)
Guardian Park Place LLC (Delaware LLC) (100% GLIC owned)
Guardian Quincy, LLC (Delaware LLC) (100% GLIC owned)
Guardian Ledges, LLC (Delaware LLC) (100% GLIC owned)
Hanover Hoffman Estates LLC (Delaware LLC) (100% GLIC owned)
REIGL Chapel Run LLC** (Delaware LLC) (100% GLIC owned)
REIGL Magnolia LLC** (Delaware LLC) (100% GLIC owned)
REIGL Hartley View LLC (Delaware LLC) (100% GLIC owned)
Hartley View Partners LLC(2) (Delaware LLC) (97% GLIC owned)
Hartley View Fee Owner LLC(2) (Delaware LLC) (97% GLIC owned)
Guardian Tryon Village LLC (Delaware LLC) (100% GLIC owned)
CBRE U.S. Credit Partners, LP (Delaware LP) (15% GLIC owned)
Seasons Lynnwood, LLC (Delaware LLC) (100% GLIC owned)
Guardian Exchange LLC (Delaware LLC) (100% GLIC owned)
Hanover Acquisition II LLC (Delaware LLC) (100% GLIC owned)
Guardian/Abbey, LLC (Delaware LLC) (100% GLIC owned)
400 Columbus, LLC (Delaware LLC) (100% GLIC owned)
400 Columbus II, LLC (Delaware LLC) (100% GLIC owned)
INVREG S Acacia LLC (Delaware LLC) (100% GLIC owned)
360 S. Acacia Partnership (New York GP) (53% GLIC owned)
Guardian Piazza D'Oro LLC (Delaware LLC) (100% GLIC owned)
Guardian Lumiere LLC (Delaware LLC) (100% GLIC owned)
Hanover South Barrington LLC*** (Delaware LLC) (100% GLIC owned)
B.A. Ventures, LLC (New York LLC) (50% GLIC owned)
Guardian Cambridge Alewife LLC (Delaware LLC) (100% GLIC owned)
REIGL 1350 Connecticut Avenue LLC (Delaware LLC) (100% GLIC owned)
REIGL 1350 Connecticut Avenue Lender LLC (Delaware LLC) (100% GLIC owned)
REIGL Culebra Market LLC (Delaware LLC) (100% GLIC owned)
REIGL Maple Culebra Market LLC (Delaware LLC) (95% GLIC owned)
RMCM GP LLC (Delaware LLC) (95% GLIC owned)
REIGL Culebra Market LP (Delaware LP) (95% GLIC owned)
INVREG Solis LLC (Delaware LLC) (100% GLIC owned)
Center Key Land Partners LLC(3) (Delaware LLC) (97.24% GLIC owned)
Center Key Holdco LLC (3) (Delaware LLC) (97.24% GLIC owned)
Solis FL Owner LLC (3) (Delaware LLC) (97.24% GLIC owned)
INVREG Wayzata LLC (Delaware LLC) (100% GLIC owned)
GS-INVREG Wayzata LLC (Delaware LLC) (90% GLIC owned)
GS-INVREG Wayzata Owner LLC (Delaware LLC) (90% GLIC owned)
Guardian Springwoods III LLC (Delaware LLC) (100% GLIC owned)
Springwoods III Residential, LLC (Delaware LLC) (100% GLIC owned)
Guardian Troy Court LLC (Delaware LLC) (100% GLIC owned)
Troy Court Industrial LLC (Delaware LLC) (50% GLIC owned)
Guardian Chelsea Place LLC (Delaware LLC) (100% GLIC owned)
Chelsea Place Apartments LLC (Delaware LLC) (90% GLIC owned)
REIGL Davenport LLC (Delaware LLC) (100% GLIC owned)
ALTA Davenport LLC (Delaware LLC) (93% GLIC owned)
JLL REIGL Multifamily I LLC (Delaware LLC) (95% GLIC owned)
REIGL Hunter Industrial A LLC (Delaware LLC) (100% GLIC owned)
Hunter Industrial A Owner, LLC (Delaware LLC) (90% GLIC owned)
Hunter Industrial A Building Owner, LLC (South Carolina LLC) (90% GLIC owned)
INVREG GMJV LLC (Delaware LLC) (100% GLIC owned)
G-M Joint Venture (Tennessee GP) (90% GLIC owned)
INVREG Montebello LLC (Delaware LLC) (100% GLIC owned)
INVREG Slauson LLC (Delaware LLC) (100% GLIC owned)
INVREG Alcoa LLC (Delaware LLC) (100% GLIC owned)
INVREG Arpeggio LLC (Delaware LLC) (100% GLIC owned)
BWE REIGL Multifamily I LLC (Delaware LLC) (95% GLIC owned)
WD REIGL Multifamily I LLC (Delaware LLC) (95% GLIC owned)
Shelter Growth Commercial Real Estate Credit Fund IV LP (Delaware LP) (62% GLIC owned)

(1) This chart shows subsidiaries holding primarily real estate assets.

(2) Hartley View Partners LLC and Hartley View Fee Owner LLC are each 85% indirectly owned by Guardian through REIGL Hartley View LLC and 12% indirectly owned by Guardian through TruAmerica Properties BFR LLC. Both entities also appear on page 7.

(3) Center Key Land Partners LLC, Center Key Holdco LLC and Solis FL Owner LLC are each 90.00% indirectly owned by Guardian through INVREG Solis LLC and 7.24% indirectly owned by Guardian through TruAmerica Properties IV LLC.

* Asset sold; entity to be dissolved. ** Asset sold; entity to be dissolved. *** Underlying asset sold.

Page 4

Guardian Investor Services LLC
(Delaware LLC)
(100% GLIC owned)
GIS Credit Opportunities LLC
(Delaware LLC)
(100% GLIC owned)
GIS Strategic Ventures, LLC
(Delaware LLC)
(100% GLIC owned)
Park Avenue Investment Advisory LLC (3)
(Delaware LLC)
(100% GLIC owned)
Hanover Square Funding, LLC
(Delaware LLC)
(100% GLIC owned)
Park Avenue Credit Opportunities LLC
(Delaware LLC)
(100% GLIC owned)
Park Avenue Institutional Advisers LLC
(Delaware LLC)
(100% GLIC owned)
Guardian Membership LLC
(Delaware LLC)
(100% GLIC owned)
Hudson Kettle LLC
(Delaware LLC)
(100% GLIC owned)
Hawk Equity Holdings LLC
(Delaware LLC)
(100% GLIC owned)
Hudson Hanover Holdings LLC
(Delaware LLC)
(100% GLIC owned)
Hanover Square Real Estate Management LLC (1)
(Delaware LLC)
(100% GLIC owned)
Hanover Square Real Estate Management 2 LLC
(Delaware LLC)
(100% GLIC owned)
Hanover Square TAP 2 LLC (2)
(Delaware LLC)
(100% GLIC owned)

(1) See page 5 for a chart of the subsidiaries of Hanover Square Real Estate Management LLC.

(2) See page 9 for a chart of the subsidiaries of Hanover Square TAP 2 LLC.

(3) Formerly known as Guardian Advisory Services, LLC. Name changed effective 03/19/2021.

Page 5

Hanover Square Real Estate Management LLC
(Delaware LLC)
(100% GLIC owned)
901 Hawthorne/250 Spring Lake, LLC
(Delaware LLC)
(60% GLIC owned)
Guardian Park Potomac LLC
(Delaware LLC)
(100% GLIC owned)
GFP Residential Holdings, LLC
(Delaware LLC)
(50% GLIC owned)
Hanover Square TAP LLC (1)
(Delaware LLC)
(100% GLIC owned)
Hanover Square LCP LLC (2)
(Delaware LLC)
(100% GLIC owned)
Guardian Parkside Commons LLC
(Delaware LLC)
(100% GLIC owned)
Parkside Commons Apartments LLC
(Delaware LLC)
(90% GLIC owned)

(1) See pages 6, 7 and 8 for charts of the subsidiaries of Hanover Square TAP LLC.

(2) See page 10 for a chart of the subsidiaries of Hanover Square LCP LLC.

Page 6

- **Hanover Square TAP LLC** (Delaware LLC) (100% GLIC owned)
  - **TruAmerica Properties V LLC** (Delaware LLC) (90% GLIC owned)
    - TA Nineteen01 Manager LLC (Delaware LLC) (72.33% GLIC owned)
    - TA MF Manager VII LLC (Delaware LLC) (82.00% GLIC owned)
    - TA MF Manager VIII LLC (Delaware LLC) (85.40% GLIC owned)
    - Willa Creek Manager LLC (Delaware LLC) (74.17% GLIC owned)
    - TA Four Lakes Manager LLC (Delaware LLC) (78.03% GLIC owned)
    - TA Loretto Manager LLC (Delaware LLC) (78.59% GLIC owned)
    - TA 1401 Manager LLC (Delaware LLC) (76.63% GLIC owned)
    - Chamberlain Manager LLC (Delaware LLC) (72.00% GLIC owned)
    - TA Tesoro Manager LLC (Delaware LLC) (72.16% GLIC owned)
    - Runaway II Manager LLC (Delaware LLC) (72.02% GLIC owned)
    - Fredricksburg Manager LLC (Delaware LLC) (83.22% GLIC owned)
      - Fredricksburg Land Partners LLC (Delaware LLC) (16.64% GLIC owned)
        - Fredricksburg Fee Owner LLC (Delaware LLC) (16.64% GLIC owned)
    - Sam Ridley Manager LLC (Delaware LLC) (72.23% GLIC owned)
    - Spring Creek Manager LLC (Delaware LLC) (83.43% GLIC owned)
    - Paces Ferry Manager II LLC (Delaware LLC) (90.00% GLIC owned)
    - TA Country Woodlake Manager LLC (Delaware LLC) (72.40% GLIC owned)
    - TA MIM Affordable Housing Partners LLC (Delaware LLC) (90.00% GLIC owned)
  - **TruAmerica Properties IV LLC** (Delaware LLC) (90% GLIC owned)
    - Hidden Ridge Manager LLC (Delaware LLC) (77.32% GLIC owned)
    - Kirkwood LL LLC (Delaware LLC) (90.00% GLIC owned)
    - Kirkwood Manager LLC (Delaware LLC) (71.53% GLIC owned)
    - TA Holdings Kirkwood LLC (Delaware LLC) (90.00% GLIC owned)
    - TA Holdings Meadowglen LLC (Delaware LLC) (90.00% GLIC owned)
    - Meadowglen Manager LLC (Delaware LLC) (71.93% GLIC owned)
    - Stone Hollow Manager LLC (Delaware LLC) (72.28% GLIC owned)
    - Delaney Manager LLC (Delaware LLC) (73.52% GLIC owned)
    - TA Sawmill Manager LLC (Delaware LLC) (74.10% GLIC owned)
    - TA Mason Manager LLC (Delaware LLC) (73.36% GLIC owned)
    - TA Holdings Mason LLC (Delaware LLC) (90.00% GLIC owned)
    - Center Key Manager LLC (Delaware LLC) (72.36% GLIC owned)
    - TRU MF Manager V LLC (Delaware LLC) (78.58% GLIC owned)
    - TA Dakota Manager LLC (Delaware LLC) (72.42 % GLIC owned)
    - Mason LL LLC (Delaware LLC) (90.00% GLIC owned)
    - Willowlake Manager LLC (Delaware LLC) (73.37% GLIC owned)
    - Tru MF Manager VI LLC (Delaware LLC) (83.40% GLIC owned)
    - Longhorn Manager LLC (Delaware LLC) (85.08% GLIC owned)
    - Canyon Ridge Manager LLC (Delaware LLC) (73.75% GLIC owned)
    - TA Holdings Canyon Ridge LLC (Delaware LLC) (90.00% GLIC owned)
    - TA Skye Manager LLC (Delaware LLC) (72.00% GLIC owned)
    - Meadowglen LL LLC (Delaware LLC) (90.00% GLIC owned)
    - TA Highland Park Manager LLC (Delaware LLC) (72.30% GLIC owned)
    - Belcher Manager LLC (Delaware LLC) (72.08% GLIC owned)
    - Tripp Manager LLC (Delaware LLC) (72.17% GLIC owned)
    - TA Retreat LV Manager LLC Delaware LLC (64.83% GLIC owned)
    - TRU MF Manager IV LLC Delaware LLC (72.03% GLIC owned)
    - TA Panda Manager LLC (Delaware LLC) (71.94% GLIC owned)
    - Hidden Ridge LL LLC (Delaware LLC) (90.00% GLIC owned)
    - Canyon Ridge LL LLC (Delaware LLC) (90.00% GLIC owned)
    - TA Holdings Hidden Ridge LLC (Delaware LLC) (90.00% GLIC owned)
    - TRU MF Manager III LLC (Delaware LLC) (81.86% GLIC owned)
    - Indian Trail Manager LLC (Delaware LLC) (72.02% GLIC owned)
    - TA Anchor 2 Manager LLC (Delaware LLC) (64.35% GLIC owned)
    - TA Holdings Indian Trail LLC (Delaware LLC) (90% GLIC owned)
    - Bella Thunderbird Manager LLC (Delaware LLC) (100% GLIC owned)
    - Spyglass Manager LLC (Delaware LLC) (77.00% GLIC owned)
    - William Cannon Austin Manager LLC (Delaware LLC) (72.97% GLIC owned)
    - Indian Trail LL LLC (Delaware LLC) (90% GLIC owned)
    - Grand Pointe Manager LLC (Delaware LLC) (72.72% GLIC owned)
    - Miller Huggins Manager LLC (Delaware LLC) (100% GLIC owned)
    - Aurora Retreat Manager LLC (Delaware LLC) (100% GLIC owned)
    - Buckeye Manager LLC (Delaware LLC) (74.32% GLIC owned)
    - TA Chase Mill Manager LLC (Delaware LLC) (72.40% GLIC owned)
    - Wicklow Manager LLC (Delaware LLC) (73.38% GLIC owned)
  - **TruAmerica Properties II LLC** [(1)] (Delaware LLC) (40% GLIC owned)

(1) See pages 7 for additional subsidiaries of TruAmerica Properties II LLC.

Page 7

Hanover Square TAP LLC
(Delaware LLC)
(100% GLIC owned)
TruAmerica Properties Alberta LLC
(Delaware LLC)
(90.00% GLIC owned)
TA Alberta GP LLC
(Delaware LLC)
(90.00% GLIC owned)
TA Alberta Investor LLC
(Delaware LLC)
(72.69% GLIC owned)
TruAmerica Workforce Housing Fund II-A, L.P.
(Delaware LLC)
(51.38% GLIC owned)
TruAmerica Workforce Housing Fund II Aggregator L.P.
(Delaware LLC)
(12.26% GLIC owned)
TAP BFR Guarantor LLC
(Delaware LLC)
(80.00% GLIC owned)
TruAmerica Multifamily LLC
(Delaware LLC)
(80.00% GLIC owned)
TA BFR Development LLC
(Delaware LLC)
(80.00% GLIC owned)
TruAmerica Properties II LLC ("TAP II")
(Delaware LLC)
(40.00% GLIC owned)
Firdale Avenue Manager LLC
(Delaware LLC)
(40.00% GLIC owned)
Tenaya Lucia Manager LLC
(Delaware LLC)
(40.62% GLIC owned)
TruAmerica Properties BFR LLC
(Delaware LLC)
(80.00% GLIC owned)
Hartley View Fee Owner LLC (2)
(Delaware LLC)
(97.00% GLIC owned)
Hartley View Manager LLC
(Delaware LLC)
(80.00% GLIC owned)
TA Hartley View Development LLC
(Delaware LLC)
(80.00% GLIC owned)
Hartley View Partners LLC (2)
(Delaware LLC)
(97.00% GLIC owned)
Guardian SLC Redwood Holdings LLC*
(Delaware LLC)
(100.00% GLIC owned)
Redwood TA Manager LLC*
(Delaware LLC)
(80.00% GLIC owned)
TruAmerica Properties LLC (1)
(Delaware LLC)
(80.00% GLIC owned)
Redwood Land Partners LLC (3)*
(Delaware LLC)
(98.00% GLIC owned)
SLC Somerset Village Fee Owner LLC*
(Delaware LLC)
(98.00% GLIC owned)
TWHF II Riverhurst Venture, L.P.
(Delaware LLC)
(12.26% GLIC owned)
TA Riverhurst Fee Owner LLC
(Delaware LLC)
(12.26% GLIC owned)
TA Dolphin Fee Owner LLC
(Delaware LLC)
(12.26% GLIC owned)
TA Heritage Fee Owner LLC
(Delaware LLC)
(12.26% GLIC owned)
TA Douglas Grand Fee Owner LLC
(Delaware LLC)
(12.26% GLIC owned)
TA Central Fee Owner LLC
(Delaware LLC)
(12.26% GLIC owned)
TA Canyon Rim Fee Owner LLC
(Delaware LLC)
(12.26% GLIC owned)
TA Parkway Fee Owner LLC
(Delaware LLC)
(12.26% GLIC owned)

(1) See page 8 for additional subsidiaries of TruAmerica Properties LLC.

(2) This entity is 85.00% indirectly owned by Guardian through REIGL Hartley View LLC and 12% indirectly owned by Guardian through TruAmerica Properties BFR LLC. This entity (Hartley View Fee Owner LLC) also appears on page 3.

(3) This entity is 90.00% indirectly owned by Guardian through Guardian SLC Redwood Holdings LLC and 8% indirectly owned by Guardian through Redwood TA Manager LLC.

* Asset sold Q3 2024; entities to be dissolved.

Page 9

- Hanover Square TAP 2 LLC (Delaware LLC) (100% GLIC owned)
  - TruAmerica Properties III LLC (Delaware LLC) (90% GLIC owned)
    - Goldenrod Manager LLC (Delaware LLC) (72% GLIC owned)
    - TA Holdings Goldenrod LLC (Delaware LLC) (90% GLIC owned)
    - Goldenrod LL LLC (Delaware LLC) (90% GLIC owned)
    - Pacific Shores Manager LLC (Delaware LLC) (87.42% GLIC owned)
    - TA Clearwater Manager LLC (Delaware LLC) (72.30% GLIC owned)
    - TRU MF Manager LLC (Delaware LLC) (82.51% GLIC owned)
    - TRU MF Manager II LLC (Delaware LLC) (84.23% GLIC owned)
    - Trolley 8727 Manager LLC (Delaware LLC) (90.00% GLIC owned)
    - Highlands GT Manager, LLC (Delaware LLC) (72.06% GLIC owned)
    - Little River Manager LLC (Delaware LLC) (72.17% GLIC owned)
    - Corte Bella TA Manager LLC (Delaware LLC) (90.00% GLIC owned)
    - Warm Springs Manager LLC (Delaware LLC) (83.22% GLIC owned)
    - TA Country Lake Manager LLC (Delaware LLC) (79.60% GLIC owned)
    - Tesoro Ranch Manager LLC (Delaware LLC) (84.63% GLIC owned)
    - McGill Manager LLC (Delaware LLC) (87.03% GLIC owned)
    - McMullen Booth Manager, LLC (Delaware LLC) (72.40% GLIC owned)
    - Paces Ferry Manager LLC (Delaware LLC) (87.41% GLIC owned)
    - Timacuan Manager LLC (Delaware LLC) (84.99% GLIC owned)
    - Sweetwater Vintage Manager LLC (Delaware LLC) (85.75% GLIC owned)
    - Allanza Manager LLC (Delaware LLC) (82.67% GLIC owned)
    - Runaway Lakes Manager LLC (Delaware LLC) (78.33% GLIC owned)
    - North Raleigh TA Manager LLC (Delaware LLC) (86.72% GLIC owned)
    - Satellite Blvd Manager LLC (Delaware LLC) (75.33% GLIC owned)
    - Magnolia Ridge Manager LLC (Delaware LLC) (87.22% GLIC owned)
    - Rancho Presidio Manager LLC (Delaware LLC) (86.27% GLIC owned)
    - Central Park Manager II LLC (Delaware LLC) (83.62 % GLIC owned)

Page 10

Hanover Square LCP LLC (Delaware LLC) (100% GLIC owned)
Guardian LCP Commercial I LLC (Delaware LLC) (100% GLIC owned)
Guardian Broadshore Capital Co-Investment LLC (Delaware LLC.) (100% GLIC owned)
Broadshore Capital Co-Investment LLC (Delaware LLC.) (100% GLIC owned)
BCP TFO Member, LLC (Delaware LLC) (100% GLIC owned)
BCP Calvert Member, LLC (Delaware LLC) (100% GLIC owned)
Guardian CapCo, LLC (Delaware LLC) (100% GLIC owned)
Lowe Capital Partners, LLC (4) (Delaware LLC) (80.00% GLIC owned)
Guardian Broadshore, LLC (1) (Delaware LLC.) (100% GLIC owned)
Guardian LCP Hospitality I LLC (Delaware LLC) (100% GLIC owned)
LEI LCP-GL, LLC (5) (Delaware LLC) (95.00% GLIC owned)
LEI AI-GL Hotels, LLC (6) (Delaware LLC) (33.00% GLIC owned)
Guardian LCP2A, LLC (Delaware LLC) (100% GLIC owned)
Lowe Capital Partners 2A, LLC (Delaware LLC) (93.33% GLIC owned)
LCP 2A LEI-ARE Intermediate, LLC (Delaware LLC) (93.33% GLIC owned)
LCP-ARE Investor, LLC (7) (Delaware LLC) (88.89% GLIC owned)
Guardian LCP Hospitality Finance LLC (Delaware LLC) (100% GLIC owned)
Guardian LEI Co-Investment, LLC (Delaware LLC) (100% GLIC owned)
LEI Co-Investment, LLC (Delaware LLC) (90.50% GLIC owned)
Guardian LCP2B, LLC (Delaware LLC) (100% GLIC owned)
Lowe Capital Partners 2B, LLC (Delaware LLC) (50.00% GLIC owned)
LCP2B RS Intermediate, LLC (Delaware LLC) (50.00% GLIC owned)
MM Museum LLC (Delaware LLC) (21.50% GLIC owned)
San Diego IDEA Investor, LLC (Delaware LLC) (50.00% GLIC owned)
LCP2B 3000 Broadway Intermediate, LLC (Delaware LLC) (50.00% GLIC owned)
LCP2B Violet Street Intermediate, LLC (Delaware LLC) (50.00% GLIC owned)
Violet Street Investor, LLC (Delaware LLC) (10.00% owned)
Guardian LEI Co-Investment 2, LLC (Delaware LLC) (100% GLIC owned)
LEI Co-Investment 2 LLC (Delaware LLC) (100% GLIC owned)

(1) Guardian Broadshore, LLC was formerly known as Guardian LEIM, LLC (March 2019 name change).

(2) See page 11 for a chart of the subsidiaries of Lowe Capital Partners, LLC.

(3) LEI LCP-GL, LLC is 75% indirectly owned by Guardian through Guardian LCP Hospitality I LLC and 20% indirectly owned by GLIC through Lowe Capital Partners, LLC. This entity also appears on page 11.

(4) LEI AI-GL Hotels, LLC also appears on page 11.

(5) LCP-ARE Investor, LLC is 62.25% indirectly owned by GLIC through LCP 2A-ARE Intermediate, LLC and 26.64% owned by Guardian through LCP Holly Dive Intermediate, LLC. This entity also appears on page 11.

Page 11

Lowe Capital Partners, LLC (1)
(Delaware LLC)
(80% GLIC owned)
San Diego TC Investor, LLC
(Delaware LLC)
(80.00% GLIC owned)
San Diego Circle, LLC
(Delaware LLC)
(80.00% GLIC owned)
Valley Circle Venture, LLC
(Delaware LLC)
(12.20% GLIC owned)
LCP Culver City Intermediate, LLC
(Delaware LLC)
(48.00% GLIC owned)
Culver City Triangle Investor, LLC
(Delaware LLC)
(15.9% GLIC owned)
LCP Seneca Street Intermediate, LLC
(Delaware LLC)
(80.00% GLIC owned)
Seneca Street Developer, LLC
(Delaware LLC)
(80.00% GLIC owned)
LCP Holly Drive Intermediate, LLC
(Delaware LLC)
(80.00% GLIC owned)
LCP-ARE Investor, LLC (2)
(Delaware LLC)
(88.89 % GLIC owned)
LEI LCP-GL, LLC (3)
(Delaware LLC)
(95.00% GLIC owned)
LEI AI-GL Hotels, LLC (4)
(Delaware LLC)
(33.00% GLIC owned)
LCP WSR Intermediate, LLC
(Delaware LLC)
(80.00% GLIC owned)
LCP Suncadia Intermediate, LLC
(Delaware LLC)
(80.00% GLIC owned)
Suncadia Capital, LLC
(Delaware LLC)
(46.40% GLIC owned)
Suncadia Operating Member, LLC
(Delaware LLC)
(46.40% GLIC owned)

(1) Lowe Capital Partners, LLC also appears on page 10.

(2) LCP-ARE Investor, LLC is 62.25% indirectly owned by GLIC through LCP 2A-ARE Intermediate, LLC and 26.64% owned by Guardian through LCP Holly Dive Intermediate, LLC. This entity also appears on page 10.

(3) LEI LCP-GL, LLC is 20% indirectly owned by GLIC through Lowe Capital Partners, LLC and 75% indirectly owned by GLIC through Guardian LCP Hospitality I LLC. This entity also appears on page 10.

(4) LEI AI-GL Hotels, LLC also appears on page 10.

Item 30. Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter for the Contract. In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of managers and principal officers of PAS.

PARK AVENUE SECURITIES LLC

MANAGER & OFFICER ROSTER

OFFICER AND PRINCIPAL BUSINESS ADDRESS	OFFICER TITLE
Marianne Caswell	Manager and President
10 Hudson Yards, New York, NY 10001

Michael Perry	Manager
10 Hudson Yards, New York, NY 10001

Leyla Lesina	Manager
10 Hudson Yards, New York, NY 10001

Carl Desrochers	Manager
700 South Street, Pittsfield, MA 01201

Harris Oliner	Associate General Counsel, Corporate Secretary
10 Hudson Yards, New York, NY 10001

OFFICER AND PRINCIPAL BUSINESS ADDRESS	OFFICER TITLE
Carly Maher	Head of Wealth Management Strategy and Business Operations
10 Hudson Yards, New York, NY 10001

Jack Fatica	Head of Wealth Management Business Development
10 Hudson Yards, New York, NY 10001

Ravin Puri	Corporate Development and Partnerships Lead
10 Hudson Yards, New York, NY 10001

Joshua Hergan	Assistant General Counsel
10 Hudson Yards, New York, NY 10001

Joe Gallo	Chief Compliance Officer
10 Hudson Yards, New York, NY 10001

Shawn McGrath	Individual Markets Controller
700 South Street, Pittsfield, MA 01201

Allen Boggs	Head of Supervision and Business Risk
10 Hudson Yards, New York, NY 10001

Damon Gruss	Leader – Advisor Advocacy and Escalations
10 Hudson Yards, New York, NY 10001

Michael Ryniker	Head of Operations
10 Hudson Yards, New York, NY 10001

Amy Estrada	Manager of Operations
10 Hudson Yards, New York, NY 10001

Brandon Bloeth	Senior Manager, Wealth Management Strategic Initiatives
10 Hudson Yards, New York, NY 10001

Robert D. Grauer	Associate General Counsel, Assistant Corporate Secretary
10 Hudson Yards, New York, NY 10001

Tyla Reynolds	Assistant General Counsel, Assistant Corporate Secretary
10 Hudson Yards, New York, NY 10001

Kyle Hooper	Senior Counsel, Assistant Corporate Secretary
10 Hudson Yards, New York, NY 10001

Rose Burachio	Assistant Corporate Secretary
10 Hudson Yards, New York, NY 10001

Brian Hagan	Anti-Money Laundering Compliance Officer
101 Crawfords Corner Rd, Holmdel, PA 07733

PAS, as the principal underwriter of the Contract, received, either directly or indirectly, the following commissions or other compensation from GIAC during the fiscal year ended December 31, 2024.

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Park Avenue Securities LLC	N/A	N/A	N/A	N/A

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

Name of Contract	Number of Contracts Outstanding	Total Value Attributable to the Index- and/or Fixed Option subject to a Contract Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
Guardian MarketPerform®	513	$82,468,162.92	514	$77,141,918.44	$67,166.62	No

Item 32. Location of Accounts and Records

Not Applicable.

Item 33. Management Services

Not Applicable.

Item 34. Fee Representation and Undertakings

GIAC hereby undertakes:

(1) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

(2) For purposes of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Insurance & Annuity Company, Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in New York, New York on this 3rd day of October, 2025.

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (REGISTRANT)

By:	/s/ Keith Namiot*
Keith Namiot
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title

/s/ Keith Namiot* Keith Namiot	President and Director (Principal Executive Officer)

/s/ Carl Desrochers* Carl Desrochers	Head of IM Finance and Actuarial (Principal Financial & Accounting Officer)

/s/ Andrew Gordon* Andrew Gordon	Director

/s/ Kevin Molloy* Kevin Molloy	Director

/s/ Jeffrey Turcotte* Jeffrey Turcotte	Chief Actuary & Director

*By: /s/ Patrick D. Ivkovich	Date: October 3, 2025
Patrick D. Ivkovich
Attorney-In-Fact
Pursuant to Power of Attorney.

EXHIBIT INDEX

Item	Exhibit

(l)	Consent of Independent Public Accounting Firm